Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 28, 2014
Assets, Current [Abstract]
Cash and cash equivalents		$ 262,644	$ 1,455,183
Restricted cash and cash equivalents		17,595	17,600
Accounts receivable (net of allowances of $8,176 and $7,313)		466,628	440,722
Broadcast rights		160,240	147,423
Income taxes receivable		42,838	4,931
Deferred income taxes		0	29,675
Prepaid expenses		63,337	26,300
Other		8,663	38,989
Total current assets		1,021,945	2,160,823
Property, Plant and Equipment, Net [Abstract]
Machinery, equipment and furniture		289,619	240,507
Buildings and leasehold improvements		212,470	253,426
Property, Plant and Equipment, Gross		502,089	493,933
Accumulated depreciation		(160,801)	(102,841)
Property, Plant and Equipment, Net		341,288	391,092
Land		268,257	422,635
Construction in progress		48,312	36,870
Net properties		657,857	850,597
Broadcast rights		203,422	157,014
Goodwill		3,561,812	3,918,136
Other intangible assets, net		2,240,199	2,397,794
Assets held for sale	[1]	206,422	5,645
Investments		1,692,700	1,717,192
Other		174,178	189,254
Total other assets		8,078,733	8,385,035
Total Assets		9,758,535	11,396,455
Liabilities, Current [Abstract]
Accounts payable		60,394	77,295
Debt due within one year		26,479	4,088
Income taxes payable		3,458	252,570
Employee compensation and benefits		87,976	80,270
Contracts payable for broadcast rights		236,676	178,685
Deferred revenue		44,721	34,352
Interest payable		33,828	12,238
Other		53,885	44,682
Total current liabilities		547,417	684,180
Liabilities, Noncurrent [Abstract]
Long-term debt		3,452,544	3,490,897
Deferred income taxes		984,032	1,156,214
Contracts payable for broadcast rights		385,107	279,819
Contract intangible liability, net		13,772	34,425
Pension obligations, net		456,073	469,116
Postretirement medical, life and other benefits		16,092	21,456
Other obligations		71,776	64,917
Total non-current liabilities		5,379,396	5,516,844
Total Liabilities		$ 5,926,813	$ 6,201,024
Commitments and Contingencies
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, Value		$ 0	$ 0
Common Stock		100	98
Treasury stock, at cost: 7,670,216 shares at December 31, 2015 and 975,594 shares at December 28, 2014		(400,153)	(67,814)
Additional paid-in-capital		4,619,618	4,591,470
Retained (deficit) earnings		(322,351)	718,218
Accumulated other comprehensive loss		(71,016)	(46,541)
Total Tribune Media Company shareholders’ equity		3,826,198	5,195,431
Noncontrolling interests		5,524	0
Total shareholders’ equity		3,831,722	5,195,431
Total Liabilities and Shareholders’ Equity		9,758,535	11,396,455
Common Class A
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock		100	96
Common Class B
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock		$ 0	$ 2

[1]	(6)See Note 7 for information regarding assets held for sale.